Shareholder Report, Line Graph (Details) ITJK_MML Global Fund_Service Class I_TSR Annual {Service Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Service Class I
Account Value [Line Items]
Accumulated Value	$ 20,538	$ 19,475	$ 17,071	$ 20,818	$ 17,769	$ 15,628	$ 11,996	$ 13,305	$ 10,734	$ 10,000	$ 25,198
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI
Accumulated Value	$ 24,769	$ 21,082	$ 17,252	$ 21,133	$ 17,828	$ 15,335	$ 12,113	$ 13,372	$ 10,786	$ 10,000	$ 30,302